Income Taxes - Income Tax Reconciliation from Continuing Operations (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Federal Income Tax Note
U.S. federal statutory rate										35.00%
(Loss) Income from continuing operations before income taxes		$ (391,528)	$ 39,172	$ (3,958)	$ 58,719	$ 530,774	$ 55,533	$ 109,387	$ 46,116	$ (297,595)	$ 741,810	$ 258,907
Total income tax expense from continuing operations		$ (10,600)	$ 11,314	$ (693)	$ 22,302	$ 216,098	$ 2,647	$ 42,305	$ 17,649	$ 22,323	$ 278,699	$ 95,965
Successor
Federal Income Tax Note
U.S. federal statutory rate										35.00%	35.00%	35.00%
(Loss) Income from continuing operations before income taxes										$ (297,595)	$ 741,810	$ 258,907
Federal income taxes (35% in 2015, 2014 and 2013)										(104,158)	259,633	90,617
State and local income taxes, net of federal tax benefit										3,149	31,535	11,768
Domestic production activities deduction										(6,796)	(7,910)	(7,560)
Non-deductible reorganization and acquisition costs										1,234	4,268	6,466
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount										133,350	0	0
Income tax settlements and other adjustments, net										(9,288)	(1,801)	(15,878)
Tax rate change due to Publishing Spin-off										0	(10,810)	0
Excess capital losses										0	0	6,944
Other, net										4,832	3,784	3,608
Income taxes on reorganization items										0	0	0
Income taxes attributable to fair value adjustments										0	0	0
Total income tax expense from continuing operations										$ 22,323	$ 278,699	$ 95,965
Effective tax rate										(7.50%)	37.60%	37.10%
Predecessor
Federal Income Tax Note
(Loss) Income from continuing operations before income taxes	$ 8,284,314
Federal income taxes (35% in 2015, 2014 and 2013)	0
State and local income taxes, net of federal tax benefit	0
Domestic production activities deduction	0
Non-deductible reorganization and acquisition costs	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0
Income tax settlements and other adjustments, net	0
Tax rate change due to Publishing Spin-off	0
Excess capital losses	0
Other, net	0
Income taxes on reorganization items	181,734
Income taxes attributable to fair value adjustments	888,455
Total income tax expense from continuing operations	$ 1,070,189
Effective tax rate	12.90%